Segment Information (Details) - Schedule of reportable segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reportable segment revenue:
Total segment and consolidated revenue	$ 10,638	$ 17,038	$ 1,957
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	9,498	15,774	1,055
Reconciling Items:
Selling, general and administrative expenses	(7,178)	(17,162)	(232)
Research development expenses	(476)	(419)	(348)
Impairment of long-lived assets	(951)	(135)	(40)
Other income/(expense)	(1,380)	(228)	174
Income tax expense		(24)	(53)
Net profit/(loss)	(8,845)	(16,704)	403
Revenue – equipment & hosting [Member]
Reportable segment revenue:
Total segment and consolidated revenue	9,929	9,558	1,957
Revenue – mining pool [Member]
Reportable segment revenue:
Total segment and consolidated revenue	676	7,480
Revenue – mining [Member]
Reportable segment revenue:
Total segment and consolidated revenue	33
Cost of revenues – equipment & hosting [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	8,802	8,382	1,055
Cost of revenues – mining pool [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	676	$ 7,392
Cost of revenues – mining [Member]
Reportable segment cost of revenue
Total segment and consolidated cost of revenues	$ 20